Expense Example - Voya VACS Series EME Fund - No Class	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	99
Expense Example, with Redemption, 10 Years	$ 228